DIREXION SHARES ETF TRUST

Direxion Zacks MLP High Income Shares (ZMLP)

Supplement dated September 9, 2016 to the

Summary Prospectus dated February 29, 2016, and the

Prospectus and Statement of Additional Information (“SAI”)

dated February 29, 2016, as last supplemented June 13, 2016

Effective September 12, 2016, in connection with a change in the name of its underlying index, the name of the Direxion Zacks MLP High Income Shares (the “Fund”) will be change as shown in the table below.

Current Name	New Name
Direxion Zacks MLP High Income Shares	Direxion Zacks MLP High Income Index Shares

The name of the underlying index for the Fund will change as shown in the table below, and all references to the Current Index in the Summary Prospectus, Prospectus and SAI will be replaced with the New Index:

Current Index	New Index
Zacks MLP Index	Zacks MLP High Income Index

For more information, please contact the Funds at (866) 476-7523.

*            *             *            *            *

Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.